Consolidated income statements - USD ($) shares in Millions, $ in Millions		3 Months Ended		6 Months Ended
		Jun. 30, 2022	Jun. 30, 2021	Jun. 30, 2022	Jun. 30, 2021
Statement [line items]
Net sales		$ 12,781	$ 12,956	$ 25,312	$ 25,367
Other revenues		304	338	587	621
Cost of goods sold		(3,751)	(3,914)	(7,607)	(7,953)
Gross profit		9,334	9,380	18,292	18,035
Selling, general and administration		(3,581)	(3,754)	(7,093)	(7,283)
Research and development		(2,498)	(2,400)	(4,818)	(4,751)
Other income		303	769	529	1,108
Other expense		(1,330)	(516)	(1,830)	(1,215)
Operating income		2,228	3,479	5,080	5,894
Income from associated companies			239	(2)	495
Interest expense		(202)	(201)	(403)	(403)
Other financial income and expense		16	(11)	36	(30)
Income before taxes		2,042	3,506	4,711	5,956
Income taxes		(347)	(611)	(797)	(1,002)
Net income		1,695	2,895	3,914	4,954
Attributable to
Shareholders of Novartis AG		1,694	2,896	3,916	4,955
Non-controlling interests		$ 1	$ (1)	$ (2)	$ (1)
Basic earnings per share [abstract]
Weighted average number of ordinary shares outstanding		2,198	2,243	2,211	2,248
Basic earnings per share	[1]	$ 0.77	$ 1.29	$ 1.77	$ 2.20
Diluted earnings per share [abstract]
Adjusted weighted average number of ordinary shares outstanding		2,211	2,258	2,224	2,263
Diluted earnings per share	[1]	$ 0.77	$ 1.28	$ 1.76	$ 2.19

[1]	Earnings per share (EPS) is calculated on the amount of net income attributable to shareholders of Novartis AG.